Related party transactions - Related party statement of income or loss (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage revenue	$ 5,657,000	$ 0	$ 2,334,000
Voyage expenses	(9,194,000)	(1,461,000)	(3,507,000)
Vessel operating costs	(33,084,000)	(35,427,000)	(33,896,000)
Administrative expenses	(13,175,000)	(13,557,000)	(13,876,000)
Restricted stock amortization	$ 20,397,000	$ 22,931,000	28,506,000
Restricted Stock
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares	1,047,997	276,369
Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	$ 300
LR1/Panamax
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	250
Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Purchases of bunkers	45,957,000	$ 2,561,000	3,556,000
Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue	11,196,000	47,053,000	87,028,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Pool revenue	2,358,000	0	0
Administrative fees charged by SSH	(11,000,000)	12,200,000	12,600,000
Reimbursement of expenses	81,762	51,962	19,772
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization	$ (2,000,000)	$ 1,300,000	$ 1,200,000
Issuance of restricted stock, net of forfeitures (in shares) | shares	493,300	315,950	315,950
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent	1.50%
Commission on gross revenue per charter fixture when excluded in pools, rercent	1.25%
Reimbursement of expenses	$ 36,869	$ 14,726	$ 45,539
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	250
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	325
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | LR1/Panamax
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	300
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Technical management fee	29,800,000	32,700,000	31,900,000
Crew wages	141,200,000	152,000,000	146,000,000
Fixed annual technical management fee	175,000
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Voyage expenses	2,400,000	19,175	4,925
Vessel operating costs	3,300,000	2,700,000	2,000,000
Scorpio MR Pool Limited | Other related parties | MR
Disclosure of transactions between related parties [line items]
Pool revenue	639,743,000	256,874,000	340,937,000
Scorpio MR Pool Limited | Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue	639,743,000	256,874,000	340,937,000
Scorpio LR2 Pool Limited | Other related parties | LR2
Disclosure of transactions between related parties [line items]
Pool revenue	456,002,000	180,912,000	369,476,000
Scorpio LR2 Pool Limited | Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue	456,002,000	180,912,000	369,476,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue	79,636,000	50,143,000	105,355,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue	$ 79,636,000	$ 50,143,000	$ 105,355,000